Cost of Revenue	12 Months Ended
Dec. 31, 2023
Cost of Revenue [Abstract]
COST OF REVENUE

NOTE 19 – COST OF REVENUE

	Year Ended December 31,
	2023	2022	2021
Purchase of finished goods	€18,804,222	€33,306,036	€14,985,191
Purchase of raw materials	1,530	1,530	2,395
Outsourcing service	22,184	22,184	4,655
Inventory adjustment	(6,784,373)	(6,784,373)	(92,896)
	€12,043,563	€26,545,377	€14,899,345

During the year ended December 31, 2023,2022 and 2021, the Company incurred cost of sales of €12,043,563, €26,545,377 and €14,899,345, of which €1,201,244, €30,696 and €1,224,811 derived from related parties, respectively.